Long-term debt - Equipment financing (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Finance lease obligations	$ 54,558
Equipment financing	803,593	$ 692,619
Equipment financing
Debt Instrument [Line Items]
Finance lease obligations	54,558	52,851
Financing obligations	197,018	162,266
Promissory notes	2,063	5,349
Equipment financing	$ 253,639	$ 220,466